Income Taxes - Summary of Valuation Allowance (Detail) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	¥ 1,047,918	$ 7,706	¥ 639,291	¥ 380,888
Additions	1,116,131	8,207	517,831	289,025
Deductions	(367,841)	(2,705)	(109,204)	(30,622)
Valuation allowance at end of year	¥ 1,796,208	$ 13,208	¥ 1,047,918	¥ 639,291